SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details)				12 Months Ended
	Dec. 01, 2025 USD ($) $ / shares	Nov. 28, 2025 USD ($)	Jun. 28, 2024 USD ($) shares	Dec. 28, 2025 USD ($) shares shares	Dec. 29, 2024 USD ($) shares shares
HanesBrands Inc
Weighted average fair value per unit
Post-acquisition expense	$ 27,300,000
Replacement award	$ 57,100,000	$ 29,700,000
Non-Treasury RSUs
Number
Number, outstanding, beginning of fiscal year (in shares) | shares				2,018,000	1,516,000
Granted (in shares) | shares				547,000	787,000
Replacement awards issued at acquisition (in shares) | shares				1,020,000
Granted for performance (in shares) | shares				370,000	485,000
Granted for dividends declared (in shares) | shares				35,000	33,000
Settled - common shares (in shares) | shares				(643,000)	(707,000)
Settled - payment of withholding taxes (in shares) | shares				(434,000)	(412,000)
Forfeited (in shares) | shares				(49,000)	(42,000)
Forfeited for President & CEO (in shares) | shares					440,000
Settled in cash for outgoing executives (in shares) | shares				(82,000)
Number, outstanding, end of fiscal year (in shares) | shares				2,864,000	2,018,000
Weighted average fair value per unit
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share)				$ 36.91	$ 33.26
Granted (in dollars per share)				55.08	38.42
Replacement awards issued at acquisition (in dollars per share)				55.82
Granted for performance (in dollars per share)				38.40	30.73
Granted for dividends declared (in dollars per share)				36.83	42.22
Settled - common shares (in dollars per share)				37.70	31.10
Settled - payment of withholding taxes (in dollars per share)				37.84	31.08
Forfeited (in dollars per share)				39.63	35.14
Forfeited for President & CEO (in dollars per share)					37.91
Settled in cash for outgoing executives (in dollars per share)				35.08
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share)				$ 46.95	$ 36.91
Cliff vesting				3 years
Post-acquisition expense				$ 19,800,000
Non-Treasury RSUs | HanesBrands Inc
Weighted average fair value per unit
Replacement awards issued at acquisition (in dollars per share)		$ 55.82
Multiplier	0.102
Exercise price of outstanding equity awards (in dollars per share) | $ / shares	$ 0.80
Weighted average share price (in dollars per share) | $ / shares	$ 57.13
Replacement award	$ 57,000,000.0
Non-Treasury RSUs | Three executive officers
Number
Granted (in shares) | shares					291,804
Non-Treasury RSUs | Mr. Chamandy
Number
Granted (in shares) | shares			211,659
Weighted average fair value per unit
Granted (in dollars per share)			$ 8,700,000
Non-Treasury RSUs | Five executive officers
Number
Granted (in shares) | shares				299,530
Weighted average fair value per unit
Granted (in dollars per share)				$ 16,500,000